                                                            UNITED STATES
                                                 SECURITIES AND EXCHANGE COMMISSION
                                                       WASHINGTON, D.C. 20549

                                                              FORM N-PX

                                                ANNUAL REPORT OF PROXY VOTING RECORD
                                                                 OF
                                             REGISTERED MANAGEMENT INVESTMENT COMPANIES

  INVESTMENT COMPANY ACT FILE NUMBER:         811-4681

  NAME OF REGISTRANT:                         VANGUARD BOND INDEX FUNDS

  ADDRESS OF REGISTRANT:                      PO BOX 2600, VALLEY FORGE, PA 19482

  NAME AND ADDRESS OF AGENT FOR SERVICE:      HEIDI STAM
                                              PO BOX 876
                                              VALLEY FORGE, PA 19482

  REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:  (610) 669-1000
  DATE OF FISCAL YEAR END:                    DECEMBER 31

  DATE OF REPORTING PERIOD:                   JULY 1, 2005 - JUNE 30, 2006

  FUND:          VANGUARD INTERMEDIATE-TERM BOND INDEX FUND
                 The fund held no securities entitled to vote at a meeting of shareholders during the reporting period.

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                                               SIGNATURES

  Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

  VANGUARD BOND INDEX FUNDS

  By:     /s/John J. Brennan
             (Heidi Stam)
             John J. Brennan*
             Chairman _Chief Executive Officer
  Date:      August 31, 2006

       *  By Power of Attorney.  Filed on December 20, 2004, see File Number 002-
           Incorporated by Reference.